Consolidated Statement of Equity - USD ($) shares in Thousands, $ in Millions		Total		Preferred Stock	Repurchased Preferred Stock	Common Stock	Capital In Excess Of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Repurchased Common Stock	Total Common Shareholders' Equity	Noncontrolling Interests
Stock Repurchased During Period, Shares						(21,000)				(47,000)
Stock Repurchased During Period, Value										$ (3,219)
Stock option exercises/RSUs converted, tax benefit		$ 84
Preferred Stock, Shares Issued, Beginning of year at Dec. 31, 2011					(600)
Balance, beginning of year at Dec. 31, 2011					$ (157)	$ 26	$ 4,461	$ 40,316	$ (6,229)	$ (17,870)		$ 311
Balance, beginning of year (in shares) at Dec. 31, 2011										(301,000)
Balance, outstanding, beginning of year (in shares) at Dec. 31, 2011						1,565,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemptions					(7)
Stock-based compensation expense							278
Stock Options Exercises RSUs and Performance Stock Units Converted	[1]						(431)
Adjustments Related to Tax Withholding for Share-based Compensation							(70)
Other							(60)
Stock option exercises (in shares)										24,000
Stock option exercises										$ 1,488
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		6,214						6,178				36
Cash dividends declared – common								(3,312)
Cash dividends declared – preferred								(1)
Cash dividends declared – RSUs and PSUs								(23)
Distributions to noncontrolling interests												(37)
Currency translation adjustment									742			(5)
Acquisitions and divestitures												(200)
Cash flow hedges:
Reclassification of net losses to net income		(40)							58
Net derivative losses		(58)							(40)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax									421
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax									(493)
Pension and retiree medical:
Unrealized (losses)/gains on securities, net of tax		18							18
Other (in shares)										2,000
Other									36	$ (143)
Balance, end of year at Dec. 29, 2012		22,399			$ (164)	$ 26	4,178	43,158	(5,487)	$ (19,458)	$ 22,417	105
Balance, end of year (in shares) at Dec. 29, 2012										(322,000)
Balance, outstanding, end of year (in shares) at Dec. 29, 2012						1,544,000
Preferred Stock, Shares Issued, End of year at Dec. 29, 2012				800	600
Preferred Stock, Value, Outstanding				$ 41
Stock Repurchased During Period, Shares						(15,000)				(37,000)
Stock Repurchased During Period, Value										$ (3,000)
Stock option exercises/RSUs converted, tax benefit		45
Balance, beginning of year (in shares) at Dec. 29, 2012										(322,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemptions					$ (7)
Share repurchases						$ (1)
Stock-based compensation expense							303
Stock Options Exercises RSUs and Performance Stock Units Converted	[1]						(287)
Adjustments Related to Tax Withholding for Share-based Compensation							(87)
Other							(12)
Stock option exercises (in shares)										20,000
Stock option exercises										$ 1,301
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		6,787						6,740				47
Cash dividends declared – common								(3,451)
Cash dividends declared – preferred								(1)
Cash dividends declared – RSUs and PSUs								(26)
Distributions to noncontrolling interests												(34)
Currency translation adjustment									(1,301)			(2)
Acquisitions and divestitures												(6)
Cash flow hedges:
Reclassification of net losses to net income		(10)							28
Net derivative losses		(28)							(10)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax									230
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax									1,400
Pension and retiree medical:
Unrealized (losses)/gains on securities, net of tax		29							29
Other (in shares)										2,000
Other									(16)	$ (153)
Balance, end of year at Dec. 28, 2013		24,389			$ (171)	$ 25	4,095	46,420	(5,127)	$ (21,004)	24,409	110
Balance, end of year (in shares) at Dec. 28, 2013										(337,000)
Balance, outstanding, end of year (in shares) at Dec. 28, 2013						1,529,000
Preferred Stock, Shares Issued, End of year at Dec. 28, 2013				800	(600)
Preferred Stock, Value, Outstanding		41		$ 41
Stock Repurchased During Period, Shares						(41,000)				(57,000)
Stock Repurchased During Period, Value										$ (5,012)
Stock option exercises/RSUs converted, tax benefit		$ 74
Balance, beginning of year (in shares) at Dec. 28, 2013										(337,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemptions (in shares)					(100)
Redemptions					$ (10)
Stock-based compensation expense							297
Stock Options Exercises RSUs and Performance Stock Units Converted	[1]						(200)
Adjustments Related to Tax Withholding for Share-based Compensation							(91)
Other							14
Stock option exercises (in shares)		12,898	[2]							13,000
Stock option exercises										$ 866
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 6,558						6,513				45
Cash dividends declared – common								(3,814)
Cash dividends declared – preferred								(1)
Cash dividends declared – RSUs and PSUs								(26)
Distributions to noncontrolling interests												(41)
Currency translation adjustment									(5,008)			(2)
Cash flow hedges:
Reclassification of net losses to net income		(44)							154
Net derivative losses		(154)							(44)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax									247
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax									(886)
Pension and retiree medical:
Unrealized (losses)/gains on securities, net of tax		(6)							(6)
Other (in shares)										3,000
Other									1	$ (165)		2
Balance, end of year at Dec. 27, 2014		17,548			$ (181)	$ 25	$ 4,115	$ 49,092	$ (10,669)	$ (24,985)	$ 17,578	$ 110
Balance, end of year (in shares) at Dec. 27, 2014										(378,000)
Balance, outstanding, end of year (in shares) at Dec. 27, 2014						1,488,000
Preferred Stock, Shares Issued, End of year at Dec. 27, 2014				800	(700)
Preferred Stock, Value, Outstanding		$ 41		$ 41

[1]	Includes total tax benefits of $74 million in 2014, $45 million in 2013 and $84 million in 2012.
[2]	Options are in thousands and include options previously granted under The Pepsi Bottling Group, Inc. (PBG) and PepsiAmericas, Inc. (PAS) plans. No additional options or shares were granted under the PBG and PAS plans after 2009.